Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions		$ (4)
Changes in financial assumptions	$ 791	1,977
Experience adjustments	2	59
Return on plan assets (excluding interest based on discount rate)	(793)	(910)
Total remeasurements of employee benefit plans		1,122
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(14)	(11)
Changes in financial assumptions	62	186
Experience adjustments	40	(22)
Total remeasurements of employee benefit plans	$ 88	$ 153